Financial Instruments - Summary of Maturity Analysis of Trade Receivables (Detail) - Credit risk [member] - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Analysis of the age of trade receivables	$ 4,163	$ 1,140
Less than 30 days past billing date [member]
Disclosure Of Financial Instruments [Line Items]
Analysis of the age of trade receivables	$ 3,980	1,020
Less than 30 days past billing date [member] | Bottom of Range [member]
Disclosure Of Financial Instruments [Line Items]
Expected Credit Loss Rate	0.00%
Less than 30 days past billing date [member] | Top of Range [member]
Disclosure Of Financial Instruments [Line Items]
Expected Credit Loss Rate	3.00%
31 to 60 days past billing date [member]
Disclosure Of Financial Instruments [Line Items]
Analysis of the age of trade receivables	$ 136	85
31 to 60 days past billing date [member] | Bottom of Range [member]
Disclosure Of Financial Instruments [Line Items]
Expected Credit Loss Rate	0.00%
31 to 60 days past billing date [member] | Top of Range [member]
Disclosure Of Financial Instruments [Line Items]
Expected Credit Loss Rate	5.00%
61 to 90 days past billing date [member]
Disclosure Of Financial Instruments [Line Items]
Analysis of the age of trade receivables		$ 35
61 to 90 days past billing date [member] | Bottom of Range [member]
Disclosure Of Financial Instruments [Line Items]
Expected Credit Loss Rate	0.00%
61 to 90 days past billing date [member] | Top of Range [member]
Disclosure Of Financial Instruments [Line Items]
Expected Credit Loss Rate	8.00%
91 to 120 days past billing date [member]
Disclosure Of Financial Instruments [Line Items]
Analysis of the age of trade receivables	$ 19
91 to 120 days past billing date [member] | Bottom of Range [member]
Disclosure Of Financial Instruments [Line Items]
Expected Credit Loss Rate	0.00%
91 to 120 days past billing date [member] | Top of Range [member]
Disclosure Of Financial Instruments [Line Items]
Expected Credit Loss Rate	12.00%
Over 120 days past billing date [member]
Disclosure Of Financial Instruments [Line Items]
Analysis of the age of trade receivables	$ 28
Over 120 days past billing date [member] | Bottom of Range [member]
Disclosure Of Financial Instruments [Line Items]
Expected Credit Loss Rate	0.00%
Over 120 days past billing date [member] | Top of Range [member]
Disclosure Of Financial Instruments [Line Items]
Expected Credit Loss Rate	18.00%